Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the operations of the Company. All intercompany transactions have been eliminated in consolidation.

Retroactive Application of Recapitalization
Retroactive Application of Recapitalization
As discussed in Note 3 – Business Combination, the Business Combination on December 22, 2021 was accounted for as a reverse recapitalization (“Reverse Recapitalization”) of equity structure, whereby at the Closing of the Business Combination, the outstanding Class A, B and C units of Legacy AdTheorent, and the outstanding stock options and Restricted Interest Units of Legacy AdTheorent were exchanged for the Company’s Common Stock and equity awards using a ratio (“Exchange Ratio”) of 1.376 and 1.563, respectively. Accordingly, pursuit to GAAP, the Consolidated Financial Statements and the related notes have been recast and are presented on an if-converted
basis using the respective Exchange Ratio. In addition, the Exchange Ratio is utilized for calculating earnings per share in all prior periods presented.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expense during the reporting periods. Significant estimates and judgments are inherent in the analysis and measurement of items. Management bases its estimates and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in these estimates. These estimates are based on the information available as of the date of the Consolidated Financial Statements.

COVID-19 Pandemic
COVID-19
Pandemic
During the quarter ended March 31, 2020, concerns related to the spread of novel coronavirus
(“COVID-19”)
began to create global business disruptions. While
COVID-19
has not had a significant impact on the Company’s results from operations to date, the Company has developed and implemented a range of measures to address the risks, uncertainties and operational challenges associated with operating in a
COVID-19
environment. As of December 31, 2021, the impact of the
COVID-19
pandemic on AdTheorent’s business continues to evolve. As a result, many of our estimates and assumptions consider macro-economic factors in the market, which require increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change materially in future periods.
The Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) in the U.S. includes measures that assist companies in responding to the
COVID-19
pandemic. These measures consist primarily of cash assistance to support employment levels and deferment of remittance of certain non-income
tax expense payments. The Company did not seek relief under the Payroll Protection Program (“PPP”) under the CARES Act because it determined that it had adequate access to capital from private sources. Additionally, the CARES Act provides for refundable employee retention tax credits and the deferral of the employer-paid portion of social security taxes. The Company has elected to defer the employer-paid portion of social security payroll taxes. The Company deferred a total of $930 of the employer portion of social security tax, which was included in Accrued expenses on the Consolidated Balance Sheet as of December 31, 2020. The Company repaid the deferred employment taxes in the year ended December 31, 2021, and there was a total of $0 of the employer portion of social security tax accrued as of December 31, 2021.

Liquidity
Liquidity
As of December 31, 2021, the Company had cash of $100,093 and working capital, consisting of current assets, less current liabilities, of $132,349. We believe our existing cash and cash flow from operations will be sufficient to meet the Company’s working capital requirements for at least the next 12 months.

Business Combinations
Business Combinations
The Company accounts for business combinations under the acquisition method of accounting, in accordance with Accounting Standards Codification (“ASC”) 805, which requires us to exercise judgment and make estimates and assumptions based on available information regarding the fair values of the elements of a business combination as of the date of acquisition, including the fair values of identifiable intangible assets, deferred tax asset valuation allowances, liabilities related to uncertain tax positions and contingencies. We must also refine these estimates over a one-year
measurement period, to reflect any new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. We may utilize independent third-party valuation firms to assist in making these fair value determinations.

Segments
Segments
The Company operates in one segment in accordance with ASC Topic 280,
Segment Reporting
(“ASC 280”). The Company’s chief operating decision maker (“CODM”) reviews financial information on an aggregated and consolidated basis, together with certain operating and performance measures principally to make decisions about how to allocate resources and to measure the Company’s performance.
While the Company has sales offices in different geographical regions, which results in a possibility for different operating segments by region, the Company is not managed by geographical locations. As the CODM does not review operating results by geographic location, determining operating segments in this manner would not be appropriate. Therefore, the Company has one reportable segment.
Geographic Data
Revenue by geographic region for the years ended December 31, 2021 and 2020 was as follows:

	Year ended December 31,
	2021	2020
U.S.	$160,821	$119,041
Canada	4,032	1,834
United Kingdom	492	140
Other	20	—

Total	$165,365	$121,015

Total consolidated long-lived assets are all located in the U.S.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. When considering market participant assumptions in fair value measurements, the fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 —	Observable inputs such as quoted prices in active markets.

Level 2 —	Inputs other than the quoted prices in active markets that are observable either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets and quoted prices identical or similar assets and liabilities in markets that are not active.

Level 3 —	Unobservable inputs of which there is little or no market data, which require the Company to develop its own assumptions.

Financial instruments (principally cash and cash equivalents, accounts receivable, accounts payable and accrued expenses) are carried at cost, which approximates fair value due to the short-term maturity of these instruments. The carrying amounts of debt and other obligations, approximate fair value based on credit terms and market interest rates currently available for similar instruments. Accordingly, those instruments are not presented in Note 18—Fair Value Measurements.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted Cash
Restricted Cash
Restricted cash represents collateral amounts set aside per debt agreements. Upon satisfying the terms of the agreements, the funds are expected to be released and available for use by the Company. As of December 31, 2021, and 2020, the Company had $0 and $50 of restricted cash, respectively.

Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivables are recorded at the invoiced amount, are unsecured, and do not bear interest. The allowance for doubtful accounts is based on the best estimate of the amount of probable credit losses in existing accounts receivable. The allowance for doubtful accounts is determined based on historical collection experience and the review in each period of the status of the then-outstanding accounts receivable, while taking into consideration current client information, subsequent collection history and other relevant data. The Company individually reviews all balances that exceed 90 days from the invoice date and assesses for provisions for doubtful accounts based on an assessment of the balance that will not be collected. Factors considered include the aging of the receivable, historical write off experience, the creditworthiness of each agency customer, and general economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is remote.

Prepaid Expenses
Prepaid Expenses
Prepaid expenses and other current assets on the Consolidated Balance Sheets consists primarily of prepaid income taxes, software, marketing, and insurance. Any expenses paid prior to the related services being rendered are recorded as prepaid expenses and amortized over the period of service.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at historical cost, less accumulated depreciation. Depreciation is calculated using the straight-line method based upon the estimated useful lives of the assets, which bests reflects the pattern of use. The useful life of computer equipment is determined to be five years
. The Company tests for impairment whenever events or changes in circumstances that could impact recoverability occur.
Repairs and maintenance are expensed as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When property and equipment are retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included within operating expenses in the Consolidated Statements of Operations.

Intangible Assets
Intangible Assets
Intangible assets primarily consist of acquired software,
non-compete
agreements, customer relationships and trademarks/tradenames resulting from business combinations. Intangible assets acquired are recorded at acquisition-date fair value, less accumulated amortization.
The Company’s intangible assets are being amortized over their estimated useful lives , using the straight-line method which best reflects the pattern of use, as follows:

Description	Estimated Life (Years)
Software	2 - 6
Non-compete agreements	5
Customer relationships	6 - 7
Trademarks/tradename	9 - 15

Software Development Costs
Software Development Costs
Development costs associated with certain solutions offered exclusively through software as a service model are accounted for in accordance with ASC Topic
350-40,
Internal-Use
Software
(“ASC
350-40”).
Under
ASC 350-40
qualifying software costs developed for internal use are capitalized when application development begins, it is probable that the project will be completed, and the software will be used as intended. Capitalized costs include (1) payroll and payroll-related costs for employees who are directly associated with, and devote time to, a qualifying project and (2) certain external direct costs for third-parties who are directly associated with, and devote time to, a qualifying project. Costs incurred during the preliminary project stage of development as well as maintenance costs are expensed as incurred. The Company capitalizes direct costs related to application development activities that are probable to result in additional functionality. Capitalized costs are amortized on a straight-line basis over two years, which best represents the pattern of the software’s useful life. The Company tests for impairment whenever events or changes in circumstances that could impact recoverability occur. There were no impairments recorded for the years ended December 31, 2021 and 2020.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the recoverability of its long-lived assets when events or changes in circumstances indicate their carrying value may not be recoverable. Such events or changes in circumstances may include: a significant adverse change in the extent or manner in which a long-lived asset is being used, significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset, an accumulation of costs significantly in excess of the amount originally expected for the acquisition or development of a long-lived asset, current or future operating or cash flow losses that demonstrate continuing losses associated with the use of a long-lived asset, or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The Company assesses recoverability of a long-lived asset by determining whether the carrying value of the asset group can be recovered through projected undiscounted cash flows over their remaining lives. If the carrying value of the asset group exceeds the forecasted undiscounted cash flows, an impairment loss is recognized, measured as the amount by which the carrying amount exceeds estimated fair value. An impairment loss is charged to operations in the period in which management determines such impairment. There were no impairments recorded for the years ended December 31, 2021 and 2020.

Goodwill
Goodwill
Goodwill represents the fair value of acquired businesses in excess of the fair value of the individually identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. Impairment exists when the carrying amount, including goodwill, of the reporting unit exceeds its fair value, resulting in an impairment charge for this excess (not to exceed the carrying amount of the goodwill). The Company has historically performed its goodwill impairment test annually as of December 31 and in the interim if a triggering event occurs. During the fourth quarter of 2021, the Company established the date of its annual goodwill impairment test be to October 31. The Company believes that performing the test annually as of October 31 will alleviate the information and resource constraints that historically existed related to that date and will more closely align with the timing of related forecasts, reports and analysis. The Company believes that the resulting change in the accounting principle related to the annual testing date will not delay, accelerate or avoid an impairment charge. The Company prospectively applied the change in the annual goodwill impairment assessment date beginning October 31, 2021. For purposes of the goodwill impairment test, the Company has determined the business operates in one reporting unit.
In testing goodwill for impairment, the Company has the option to begin with a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, including changes in our management, strategy and primary user base.
If the Company elects to bypass qualitatively assessing goodwill, or it is not more likely than not that the fair value of the reporting unit exceeds its carrying value, management estimates the fair value of the reporting unit and compares it to the carrying value. The estimated fair value of the reporting unit is established using an income approach based on a discounted cash flow model that includes significant assumptions about the future operating results and cash flows of the reporting unit, and a market approach which compares the reporting unit to comparable companies in our industry. Determining fair value requires the exercise of significant judgments, including judgments about appropriate discount rates, long-term growth rates, relevant comparable company earnings multiples and the amount and timing of expected future cash flows.
The impairment is recorded within operating expenses in the Consolidated Statements of Operations in the period the determination is made.

Revenue
Revenue
The Company generates revenue by using its proprietary machine learning-powered technology platform to execute targeted digital advertising campaigns, offering advanced predictive targeting solutions across different customer industry verticals and consumer screens (desktop, mobile, and connected TV (“CTV”)), including customized targeting, measurement and analytical services to address unique advertiser challenges. The Company’s customers consist of clients working directly with the Company and advertising agencies working on behalf of its customers. The Company accounts for revenue in accordance with Accounting Standards Update (“ASU”)
2014-09
(Topic 606),
Revenue from Contracts with Customers
(“ASC 606”). (Refer to Note 4—Revenue Recognition).

Expenses
Expenses
The Company classifies its Operating expenses into the following four categories. Each expense category includes overhead, including depreciation, amortization, rent and related occupancy costs, which is allocated based on headcount.

Platform Operations
Platform operations consists of the cost of revenue including advertising inventory, third party inventory validation and measurement, ad-serving,
ad-verification,
research and data (collectively referred to as ‘traffic acquisition costs’ or TAC), amortization expense related to capitalized software, depreciation expense, allocated costs of the Company’s personnel which set up and monitor campaign performance and platform hosting, license, and maintenance costs. Allocated overhead costs were $1,125 and $1,201 for the years ended December 31, 2021 and 2020, respectively.
Sales and Marketing
Sales and marketing expenses consist of compensation and commission costs of the sales and related support teams, as well as travel, trade show, and other marketing related costs. Advertising costs are charged to operations when incurred. Total advertising costs amounted to $343 and $149 for the years ended December 31, 2021 and 2020, respectively. Allocated overhead costs were $1,909 and $2,257 for the years ended December 31, 2021 and 2020, respectively.
Technology and Development
Technology and development costs include costs to maintain and develop the Company’s technology platform. Costs incurred for research and product development are expensed as incurred and include salaries, taxes and benefits, contracting, and travel expenses related to research and development. Allocated overhead costs were $666 and $801 for the years ended December 31, 2021 and 2020, respectively.
General and Administrative Expense
General and administrative expenses include compensation for executive and administrative personnel, professional service fees, insurance, supplies, and other fixed costs. Allocated overhead costs were $251 and $298 for the years ended December 31, 2021 and 2020, respectively.

Rent Expense
Rent Expense
Rent expense is recognized on a straight-line basis over the term of the lease, with the difference between the cash rent expense and straight-line expense recorded as deferred rent. (Refer to Note 21—Commitments and Contingencies, for discussion of the Company’s commitments under operating leases.)

Equity-based Compensation
Equity-based Compensation
Compensation expense related to employee equity-based awards is measured and recognized in the Consolidated Financial Statements based on the fair value of the awards granted. The Company granted awards to employees that vest based solely on continued service, or service conditions, and awards that vest based on the achievement of performance targets, or performance conditions. The fair value of each option award containing service and/or performance conditions is estimated on the grant date using the Black-Scholes option-pricing model. The fair value of restricted stock units (“RSUs”) containing service and/or performance conditions is estimated on the grant date using the fair value of the Company’s Common Stock. For service condition awards, equity-based compensation expense is recognized on a straight-line basis over the requisite service periods of the awards. For performance condition awards, equity-based compensation expense is recognized using a graded vesting model over the requisite service period of the awards. Forfeitures are recorded as they occur. (Refer to Note 14—Equity-Based Compensation Expense)

Debt Issuance Cost
Debt Issuance Cost
Deferred issuance costs relate to the Company’s debt instruments, the short-term and long-term portions are reflected as a deduction from the carrying amount of the related debt. The debt issuance costs are amortized using the straight-line method over the term of the related debt instrument which approximates the effective interest method. Debt issuance costs incurred with line-of-credit
arrangements are recorded as Other assets on our consolidated balance sheets and amortized over the term of the arrangement. Debt may be considered extinguished when it has been modified and the terms of the new debt instruments and old debt instruments are “substantially different” (as defined in the debt modification guidance in ASC Topic
470-50,
Debt
—
Modifications and Extinguishments
(“ASC
470-50”)).

Income Taxes
Income Taxes
Income tax expense includes federal, state, and foreign taxes and is based on reported income before income taxes. The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities. The deferred tax assets and liabilities are determined based on the enacted tax rates expected to apply in the periods in which the deferred tax assets or liabilities are anticipated to be settled or realized.
The Company regularly reviews its deferred tax assets for recoverability and establish a valuation allowance if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. The determination as to whether a deferred tax asset will be realized is made on a jurisdictional basis and is based on the evaluation of positive and negative evidence. This evidence includes historical taxable income, projected future taxable income, the expected timing of the reversal of existing temporary differences and the implementation of tax planning strategies.
The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized from uncertain tax positions are measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. No tax benefits are recognized for positions that do not meet this threshold. Interest related to uncertain tax positions is recognized as part of the provision for income taxes and is accrued beginning in the period that such interest would be applicable under relevant tax law until such time that the related tax benefits are recognized. The Company is required to file tax returns in the U.S. federal jurisdiction, various states, and in Canada. The Company’s policy is to recognize interest and penalties related to uncertain tax benefits (if any) in the tax provision.

Contingencies
Contingencies
A liability is contingent if the amount is not presently known but may become known in the future as a result of the occurrence of some uncertain future event. The Company accrues a liability for an estimated loss if it is determined that the potential loss is probable of occurring and the amount can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether the amount of an exposure is reasonably estimable, and accruals are based only on the information available to our management at the time the judgment is made. The Company expenses legal costs, including those legal costs incurred in connection with a loss contingency, as incurred.

Seller's Earn-Out
Seller’s
Earn-Out
Accounting for the Seller’s
Earn-Out
to Legacy AdTheorent equity holders and vested Exchanged Option holders as of Close
The Seller’s
Earn-Out,
as defined in Note 3—Business Combination, can be settled in cash or shares at the discretion of the Company. The contingent issuance of the Seller’s
Earn-Out
consideration to Legacy AdTheorent equity holders and vested Exchanged Option holders as of Close, on a pro rata ownership basis, would be accounted for as an equity transaction if the Seller’s
Earn-Out
Target is met. The Company determined that the contingent obligation to Legacy AdTheorent equity holders and vested Exchanged Option holders as of Close is not indexed to the Company’s stock under ASC
815-40
and therefore equity treatment is precluded. As such the Seller’s
Earn-Out
to Legacy AdTheorent equity holders and vested Exchanged Option holders as of Close will be fair valued at each reporting period and liability classified, with any changes in fair value being recorded in the Consolidated Statements of Operations. See Note 16 – Seller’s
Earn-Out
for further details.
Accounting for the Seller’s
Earn-Out
to Exchanged Option and Exchanged Unit holders as of Close
The grant of the Seller’s
Earn-Out
to holders of the unvested Exchanged Option or Exchanged Unit’s as of Close was determined by the Company to be a compensatory award and accounted for under ASC 718,
Share-based Compensation
. The payment of the Seller’s
Earn-Out
is contingent on continued employment. Under this guidance, the award is measured at fair value at the grant date. The Company determined the expense will be recognized over the longer of the derived requisite service period or remaining time-based vesting period on the underlying unvested Exchanged Option or Exchanged Unit. The Seller’s
Earn-Out
target for employees underlying the stock option are equity-classified so periodic expense is based on the fair value of the award as of the grant date.
The Seller’s
Earn-Out
to unvested Exchanged Option and Exchanged Unit holders as of Close is subject to a last man standing arrangement, whereby if an unvested Exchanged Option or Exchanged Unit holder forfeits their respective award, the total Seller’s
Earn-Out
is reallocated among the Legacy AdTheorent equity holders, vested Exchanged Option holders as of Close and the remaining unvested Exchanged Option and Exchanged Unit holders. The Company determined they would account for a forfeiture of an unvested Exchanged Option and Exchanged Unit as a forfeiture of the Seller’s
Earn-Out
award by one unvested Exchanged Option and Exchanged Unit and regrant of options to the other unvested Exchanged Option and Exchanged Unit holders. See Note 16—Seller’s
Earn-Out
for further details.

Public and Private Placement Warrants
Public and Private Placement Warrants
The Company classifies the Public and Private Placement Warrants as liabilities on the Consolidated Balance Sheet as these instruments are precluded from being indexed to the Company’s Common Stock given the terms allow for inputs outside of a fixed-for-fixed
option pricing model and therefore does not meet the scope of the fixed-for-fixed
exception in ASC 815,
Derivatives and Hedging
.
The Public and Private Placement Warrants were initially recorded at fair value on the date of the Business Combination and are subsequently adjusted to fair value at each subsequent reporting date. Changes in the fair value of these instruments are recognized within change in fair value of Warrants in the Consolidated Statements of Operations.

Emerging Growth Company
Emerging Growth Company
From time to time, new accounting pronouncements, or Accounting Standard Updates (“ASU”) are issued by the FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.
The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.”

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options and Derivatives and Hedging—Contracts in Entities Own Equity (Topics 470 and 815)
In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entities Own Equity (Subtopic
815-40)
. This ASU simplifies accounting for convertible instruments by eliminating two of the three models in ASC
470-20
that require separating embedded conversion features from convertible instruments. The guidance is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021. The Company early adopted this standard effective January 1, 2021 and the adoption did not
have a material effect on the Consolidated Financial Statements.
ASU
No. 2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40)
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal-use
software under ASC
350-40,
in order to determine which costs to capitalize and recognize as an asset and which costs to expense. This guidance was effective for the Company’s annual reporting period beginning after December 15, 2020. The Company adopted
this ASU prospectively on January 1, 2021, and the adoption of this ASU did not have a material impact on the Consolidated Financial Statements.
Accounting Pronouncements Issued Not Yet Adopted
ASU
No. 2020-04,
Reference Rate Reform (Topic 848)
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848)
(“ASU
2020-04”),
subsequently clarified in January 2021 by ASU
No. 2021-01,
Reference Rate Reform (Topic 848)
(“ASU
2021-01”).
The main provisions of this update provide optional expedients and exceptions for contracts, hedging relationships, and other transactions that reference the London Inter-bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The guidance in ASU
2020-04
and ASU
2021-01
was effective upon issuance and, once adopted, may be applied prospectively to contract modifications and hedging relationships through December 31, 2022. The Company is currently evaluating the new guidance to determine the impact ASU
2020-04
and ASU
2021-01
will have on the Consolidated Financial Statements.
ASU
No. 2019-12,
Income Taxes—Simplifying the Accounting for Income Taxes (Topic 740)
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740)
(“ASU
2019-12”),
which is part of the FASB’s overall simplification initiative to reduce the costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU
2019-12
simplifies accounting guidance for intra-period allocations, deferred tax liabilities, year-to-date
losses in interim periods, franchise taxes,
step-up
in tax basis of goodwill, separate entity financial statements, and interim recognition of tax laws or rate changes. ASU
2019-12
is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the new guidance to determine the impact it will have on our Consolidated Financial Statements.
ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326)
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments
—
Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
which requires entities to estimate all expected credit losses for certain types of financial instruments, including trade receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The updated guidance also expands the disclosure requirements to enable users of financial statements to understand the entity’s assumptions, models and methods for estimating expected credit losses over the entire contractual term of the instrument from the date of initial recognition of that instrument. ASU
2016-13,
as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the new guidance to determine the impact it will have on the Consolidated Financial Statements.
ASU
No. 2016-02,
Leases (Topic 842)
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
(“ASU
2016-02”),
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. ASU
2016-02
supersedes the previous leases standard, ASC 840,
Leases
. ASU
2016-02,
as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods with fiscal years beginning after December 15, 2022.

In issuing ASU
No. 2018-11,
the FASB is permitting another transition method for ASU
2016-02,
which allows the transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company will adopt this transition method on January 1, 2022. The Company also elected certain available practical expedients on adoption. As of December 31, 2021, operating leases are off-balance
sheet, however Topic ASC 842 reflects operating leases with terms greater than one year on the balance sheet as both a right-of-use
asset and a liability for the obligation to make lease payments, similar to the accounting for capital leases under current guidance. The amounts to be recorded on the balance sheet are based upon the present value of future lease payments, which are based upon discount rates which will be determined using the incremental borrowing rate.
The adoption of ASC 842 will result in the recognition of a new right-of-use
assets and lease liabilities on the balance sheet for all operating leases. As a result of the Company’s adoption on January 1, 2022, the Company anticipates the recognition of an operating right-of-use
asset of approximately $6,500, along with associated operating lease liabilities of $8,400.